Annual Total Returns- Janus Henderson Short-Term Bond Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Short-Term Bond Fund - Class D	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	3.48%	1.50%	3.53%	1.44%	0.64%	0.29%	1.58%	1.28%	0.90%	4.18%